OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
Other Current Assets
SCHEDULE OF OTHER CURRENT ASSETS
	2022 $	2021 $
Prepayments	147,854	180,724
Performance bond and deposits	13,257	1,856
Other	4,976	-
Total current prepayments and other assets	166,087	182,580